EIP RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Equipment Installment Plan Receivables
The following table summarizes the unbilled EIP receivables:

	As of December 31, 2019	As of December 31, 2018
EIP receivables, gross	$76,697	$50,072
Unamortized imputed discount	(4,335)	(3,784)

EIP receivables, net of unamortized imputed discount	$72,362	$46,288

Allowance for doubtful accounts	(4,852)	(2,907)

EIP receivables, net	$67,510	$43,381

	As of December 31, 2019	As of December 31, 2018
Classified on the balance sheet as:
EIP receivables, net	$31,750	$22,165
Long-term EIP receivables	35,760	21,216

EIP receivables, net	$67,510	$43,381

Equipment Installment Plan Receivables Credit Categories
The balances of EIP receivables on a gross basis by credit category as of the periods presented were as follows:

	As of December 31, 2019	As of December 31, 2018
Prime	$55,764	$33,161
Subprime	20,933	16,911

Total EIP receivables, gross	$76,697	$50,072

Changes in Carrying Amount of Unbilled EIP Receivables
The following table shows changes in the aggregate net carrying amount of the unbilled EIP receivables:

	December 31, 2019	December 31, 2018
Beginning balance of EIP receivables, net	$43,381	$31,989
Additions	99,394	111,028
Billings and payments	(50,579)	(42,671)
Sales of EIP receivables	(23,276)	(52,308)
Foreign currency translation	1,086	(2,288)
Change in allowance for doubtful accounts and imputed discount	(2,496)	(2,369)

Total EIP receivables, net	$67,510	$43,381

Summary of Impact of Sales of EIP receivables
The following table summarizes the impact of the sales of the EIP receivables in the years ended December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
EIP receivables derecognized	$23,276	$52,308
Cash proceeds	(20,313)	(44,792)
Reversal of unamortized imputed discount	(1,773)	(3,941)
Reversal of allowance for doubtful accounts	(1,397)	(2,396)

Pre-tax (gain) loss on sales of EIP receivables	$(207)	$1,179